Share-based payments - Fair value of options granted (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based payments
Weighted average fair value per option of options granted	£ 6.70	£ 0
Share price at date of grant	£ 40.36
Expected volatility (%)	50.00%
Vesting period in years	1.13
Option life in years	4.00
Risk-free interest rate (%)	(0.13%)